Short-term borrowings (Details Narrative) - Gravitics Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ShortTermBorrowingsLineItems [Line Items]
Retroactive interest rate	2.00%		2.00%
Principal amount	$ 373,000		$ 373,000	$ 337,000		$ 300,000
Cash advance							$ 300,000
Related Party [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan	44,970	$ 15,000	44,970		$ 100,000
Bearing loan		$ 25,000	25,000
Related Party [Member] | Chief Executive Officer [Member]
ShortTermBorrowingsLineItems [Line Items]
Non-interest-bearing loans					$ 125,000
Bearing loan	4,970		4,970
Chief Marketing Officer [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan	19,970		19,970
Chief Executive Officer [Member]
ShortTermBorrowingsLineItems [Line Items]
Bearing loan	25,000		$ 25,000
Short-term business loan	$ 25,000
Retroactive interest rate	4.00%		4.00%
Outstanding balance	$ 27,857		$ 27,857
Principal amount	25,000		$ 25,000
Accrued interest and penalties	$ 2,857